Short Term Deposits (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of short term deposits
	June 30,	December 31,
(in thousands)	2021	2020

Bank deposits in U.S.$ (annual average interest rates 0.61% and 0.6%)	10,024	30,034
Total short-term deposits	$10,024	$30,034